Other comprehensive income	12 Months Ended
Dec. 31, 2022
Other comprehensive income
Other comprehensive income
—
Note 21
Other comprehensive income
The following table includes

amounts recorded within “Total other comprehensive income (loss)”

including the
related income tax effects:
2022 2021 2020
Before Tax Net of Before Tax Net of Before Tax Net of
($ in millions)
tax effect tax tax effect tax tax effect tax
Foreign currency translation

adjustments:
Foreign currency translation

adjustments

(685) — (685) (521) — (521) 500 (2) 498
Net loss on complete

or substantially
complete liquidations

of foreign
subsidiaries 5 — 5 — — — — — —
Changes attributable

to divestments
41 — 41 (9) — (9) 519 — 519
Net change during the

year
(639) — (639) (530) — (530) 1,019 (2) 1,017
Available-for-sale securities:
Net unrealized gains (losses)

arising
during the year (28) 5 (23) (13) 3 (10) 31 (7) 24
Reclassification adjustments

for net

(gains) losses included in

net income
2 — 2 (6) 1 (5) (18) 4 (14)
Changes attributable

to divestments
— — — — — — (3) — (3)
Net change during the

year
(26) 5 (21) (19) 4 (15) 10 (3) 7
Pension and other postretirement

plans:
Prior service (costs)

credits arising
during the year (2) 2 — 2 (2) — 55 (12) 43
Net actuarial gains

(losses) arising
during the year 298 (72) 226 437 (26) 411 (243) 43 (200)
Amortization of prior service

cost (credit)

included in net income (13) (3) (16) (14) — (14) (11) — (11)
Amortization of net actuarial

loss included
in net income 55 (11) 44 65 4 69 113 (25) 88
Net losses from settlements

and curtailments
included in net income 11 (2) 9 7 — 7 650 (132) 518
Changes attributable

to divestments
(8) — (8) (8) 2 (6) 186 (35) 151
Net change during the

year
341 (86) 255 489 (22) 467 750 (161) 589
Derivative instruments

and hedges:
Net gains (losses) arising

during the year
(10) (2) (12) 7 1 8 2 — 2
Reclassification adjustments

for net (gains)
losses included in net income 12 — 12 (13) — (13) (2) 2 —
Net change during the

year
2 (2) — (6) 1 (5) — 2 2
Total other comprehensive income

(loss)
(322) (83) (405) (66) (17) (83) 1,779 (164) 1,615
The following table shows changes

in “Accumulated other comprehensive

loss”

(OCI) attributable to ABB, by
component, net of tax:
Unrealized Pension and
Foreign gains (losses) other post- Accumulated
currency on available- retirement

Derivative
other
translation for-sale plan

instruments
comprehensive
($ in millions) adjustments securities adjustments

and hedges

loss
Balance at January 1, 2020 (3,450) 10 (2,145) (5) (5,590)
Other comprehensive

(loss) income
before reclassifications 498 24 (157) 2 367
Amounts reclassified from

OCI
519 (17) 746 — 1,248
Total other comprehensive (loss)

income
1,017 7 589 2 1,615
Less:
Amounts attributable to noncontrolling
interests 27 — — — 27
Balance at December 31,

2020
(2,460) 17 (1,556) (3) (4,002)
Other comprehensive

(loss) income
before reclassifications (521) (10) 411 8 (112)
Amounts reclassified from

OCI
(9) (5) 56 (13) 29
Total other comprehensive (loss)

income
(530) (15) 467 (5) (83)
Less:
Amounts attributable to

noncontrolling
interests 4 — — — 4
Balance at December 31,

2021
(1) (2,993) 2 (1,089) (8) (4,088)
Other comprehensive

(loss) income
before reclassifications (685) (23) 226 (12) (494)
Amounts reclassified from

OCI
46 2 29 12 89
Total other comprehensive (loss)

income
(639) (21) 255 — (405)
Spin-off of the Turbocharging Division (93) — (5) — (98)
Less:
Amounts attributable to

noncontrolling
interests and redeemable

noncontrolling interests (34) — (1) — (35)
Balance at December 31,

2022
(3,691) (19) (838) (8) (4,556)
(1)

Due to rounding,

numbers

presented

may not add

to the totals

provided.
The following table reflects amounts

reclassified out of OCI in respect

of Foreign currency translation
adjustments and Pension and other

postretirement plan

adjustments:
($ in millions) Location of (gains) losses
Details about OCI components reclassified from OCI 2022 2021 2020
Foreign currency translation

adjustments:
Net loss on complete

or substantially complete
liquidations of foreign subsidiaries
Other income (expense),

net
5 — —
Changes attributable

to divestments:

- Loss on solar inverters

business (see Note

4)
Other income (expense),

net
— — 99

- Losses (gains) on other

divestments, net
Other income (expense),

net
41 (9) —

- Loss on Power Grids

business (see Note

3)
Income (loss) from discontinued

operations, net of tax — — 420
Amounts reclassified

from OCI
46 (9) 519
Pension and other postretirement

plan adjustments:
Amortization of prior service

cost (credit)
Non-operational pension

(cost) credit
(1)
(13) (14) (11)
Amortization of net actuarial

loss
Non-operational pension

(cost) credit
(1) 55 65 113
Net losses from settlements

and curtailments
Non-operational pension

(cost) credit
(1) 11 7 650
Changes attributable

to divestments:

- Losses (gains) on divestments,

net
Other income (expense),

net
(8) (8) —

- Loss on Power Grids

business (see Note

3)
Income (loss) from discontinued

operations, net of tax (2) — — 186
Total before tax

45 50 938
Tax

Income tax expense (16) 4 (157)
Changes in tax attributable

to divestments:

- Losses (gains) on divestments,

net
Other income (expense),

net

- Loss on Power Grids

business (see Note

3)
Income (loss) from discontinued

operations, net of tax
(2)
— — (35)
Amounts reclassified

from OCI
29 56 746
(1)

Amounts in

2020, include

a total of

$
94

million, reclassified

from OCI

to Income

(loss) from

discontinued

operations

(see Note

3).
(2)

Amounts represent

the reclassification

of OCI relating

to pensions,

including

tax, on divestment

of the

Power Grids

business.
The amounts reclassified out of

OCI in respect of Unrealized

gains (losses) on available
‑
for
‑
sale securities
and Derivative instruments and hedges

were not significant in 2022, 2021

and 2020.